Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Financial Instruments And Derivative Instruments
Schedule of Interest Rate Derivatives	Details of interest rate swap transactions entered into as of December 31, 2020 are presented in the table below:

				Notional amount
Counterparty (1)	Inception	Expiry	Fixed Rate	December 31, 2019	December 31, 2020
SHIKOKUPENTE (2)	August 3, 2020	August 1, 2023	0.2750%	—	12,927
SHIKOKUENNIA (2)	July 20, 2020	October 20, 2023	0.3500%	—	14,385
MAXPENTE	September 21, 2020	August 27, 2024	0.3220%	—	10,150
MAXENTEKA	September 21, 2020	August 27, 2024	0.3220%	—	9,500
MAXEIKOSITESSERA	September 21, 2020	August 27, 2024	0.3220%	—	7,350
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9900%	—	10,000
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9000%	—	10,000
SAFE BULKERS	March 9, 2020	September 30, 2024	0.8000%	—	10,000
SAFE BULKERS	March 10, 2020	September 30, 2024	0.6500%	—	20,000
SAFE BULKERS	March 30, 2020	September 30, 2024	0.6000%	—	10,000
SAFE BULKERS	May 5, 2020	May 5, 2025	0.4000%	—	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.4000%	—	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.3800%	—	10,000
SAFE BULKERS	July 14, 2020	May 5, 2025	0.3800%	—	10,000
SAFE BULKERS	June 4, 2020	June 4, 2025	0.5000%	—	10,000
SAFE BULKERS	June 11, 2020	June 11, 2025	0.4500%	—	10,000
SAFE BULKERS	June 15, 2020	June 15, 2025	0.4000%	—	10,000
SAFE BULKERS	June 30, 2020	June 30, 2025	0.4250%	—	10,000
SAFE BULKERS	July 1, 2020	July 1, 2025	0.3800%	—	10,000
SAFE BULKERS	July 9, 2020	July 9, 2025	0.3600%	—	10,000
SAFE BULKERS	July 16, 2020	July 16, 2025	0.3500%	—	10,000
SAFE BULKERS	July 30, 2020	July 30, 2025	0.3300%	—	10,000
SAFE BULKERS	August 3, 2020	August 3, 2025	0.3700%	—	10,000
Total				$—	$244,312

(1) Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
(2) The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020
Foreign Currency	Derivative assets / Current assets	$—	$99	$—	$—
Interest Rate	Derivative assets / Non-current assets	—	54	—	—
Interest Rate	Derivative liabilities / Current liabilities	—	—	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	121	408
Forward Freight	Derivative liabilities / Current liabilities	—	—	—	174
Bunker Fuel	Derivative liabilities / Non-current liabilities	—	—	—	116
Interest Rate	Derivative liabilities / Non-current liabilities	—	—	—	1,280
	Total Derivatives	$—	$153	$121	$1,978

Derivative Instruments, Gain (Loss)

	Amount of Gain/(Loss) Recognized on Derivatives Year ended December 31,
	2018	2019	2020
Forward Freight	$—	$—	$(174)
Foreign Currency	—	—	99
Interest Rate Contracts	18	—	(1,379)
Bunker Fuel Contracts	—	(121)	151
Net Gain/(Loss) Recognized	$18	$(121)	$(1,303)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2019 and December 31, 2020.

	Significant Other Observable Inputs (Level 2)
	December 31,
	December 31, 2019	December 31, 2020
Derivative instruments – asset position	$—	$153
Derivative instruments – liability position	121	1,978